Balance Sheets (Parenthetical) - $ / shares	Feb. 28, 2017	Nov. 21, 2016	Sep. 26, 2016	Aug. 31, 2016	Jan. 20, 2016	Aug. 31, 2015	Mar. 19, 2013
Preferred stock, par value	$ 0.001			$ 0.001		$ 0.001
Preferred stock, shares authorized	5,000,000			5,000,000		5,000,000
Preferred stock, shares issued	0			1,000,000		1,000,000
Preferred stock, shares outstanding	0			1,000,000		1,000,000
Common stock, par value				$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized				70,000,000		70,000,000
Common stock, shares issued				217,046	200	217,046
Common stock, shares outstanding				217,046	200	217,046
Class A Common Stock [Member]
Common stock, par value	$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized	130,000,000	130,000,000		130,000,000
Common stock, shares issued	30,217,046			217,046
Common stock, shares outstanding	30,217,046			217,046
Class B Common Stock [Member]
Common stock, par value	$ 0.001		0.001	$ 0.001
Common stock, shares authorized	6,000,000	6,000,000		6,000,000
Common stock, shares issued	6,000,000			6,000,000
Common stock, shares outstanding	6,000,000			6,000,000
Class C Common Stock [Member]
Common stock, par value	$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized	64,000,000	64,000,000		64,000,000
Common stock, shares issued	0			0
Common stock, shares outstanding	0			0